Investment in equity method investee (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥) company Partnership	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of equity method investments
Investment in equity method investee	¥ 126,532,780	$ 18,000,000	¥ 146,100,984
Investments in limited partnership and limited company
Schedule of equity method investments
Investment in equity method investee	¥ 104,000,000	$ 15,000,000	¥ 103,000,000
Limited partnerships
Schedule of equity method investments
Number of limited partnerships in which investments made | Partnership	4
Limited partnerships | Minimum
Schedule of equity method investments
Equity method investment, ownership percentage	3.02%	3.02%
Limited partnerships | Maximum
Schedule of equity method investments
Equity method investment, ownership percentage	99.99%	99.99%
Investment in limited company
Schedule of equity method investments
Number of limited Company in which investments made | company	1